April 30,2021
Updating Summary Prospectus For Investors In Group And Individual Flexible Premium Variable Life Insurance Policies (Multi Manager C)
Issued by Paragon Separate Account B Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the Group Policies and the Policies issued under the Group Policies (“Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current prospectus and other information about the Group Policies and the Policies online at dfinview.com/metlife/tahd/MET000234. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000234 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at (800) 756-0124.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call (800) 756-0124 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policies.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			“Charges and Deductions- Transaction Charges”
Transaction Charges	You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer cash value between investment options, or exercise your Accelerated Death Benefit Option.			“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses(annual charges)	In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.			“Charges and Deductions–Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge”
	You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:			“Charges and Deductions – Portfolio Charges and Expenses”
	Annual Fee	MIN	MAX
	Investment options (Portfolio fees and charges)	0.10%	1.16%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			“Principal Risks”
Not a Short-Term Investment	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals.			“Principal Risks”
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any general account investment option) has its own unique risks. You should review the investment options before making an investment decision.			“Principal Risks”
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	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	Investments in the Policy are subject to the risks related to Metropolitan Life including any obligations (including under any general account investment options), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling call 1-800-756-0124. or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	“Principal Risks”
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the cash value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the General Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer cash value between and among the investment divisions and the General Account. Restrictions may apply to frequent transfers.
	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	“Features of the Policy - Transfers”
Optional Benefits	Rider availability is subject to your employer making the rider available. Depending upon your Employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (spouse coverage or child coverage), the Policy owner must be in active status as an employee of the Employer in order to add these riders.	“Features of the Policy -Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.	“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	“Distribution of the Group Policy and the Policies”
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	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy . You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	“Distribution of the Group Policy and the Policies”
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GLOSSARY
Administrative Office – The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, to our facsimile number (866-347-4483). You may also contact us for information at 1-800-756-0124.
Attained Age – The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies – The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary – The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Certificate, the Beneficiary has no rights in a Certificate before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value – The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the General Account (if applicable), and in the Loan Account.
Cash Surrender Value – The Cash Value of a Policy on the date of surrender, less any Indebtedness.
Certificate – A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder – The employer, association, sponsoring organization or trust that is issued a Group Contract.
Division – A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date – The actual date coverage shall take effect which will be on or after the Issue Date.
Employee – A person who is employed and paid for services by an employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an employee with a sponsoring employer. An Employee may include a partner in a partnership if the employer is a partnership.
Face Amount – The minimum death benefit under the Policy so long as the Policy remains in force.
Fund – An underlying mutual fund in which the Separate Account assets are invested.
General Account – The Policy option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum rate in effect on the issue date of your Group Policy, which in no event will be lower than 4% (3% if the General Account is first made available under the Policy on or after May 1, 2011). We may credit higher rates of interest, but are not obligated to do so. This may not be available on all Policies as an option. The General Account is part of the Company’s general account.
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Group Contract – A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness – The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance – Insurance provided under a Group Contract or under an Individual Policy issued in connection with an employer-sponsored insurance program on an Employee or an Employee’s spouse.
Insured – The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s spouse.
Investment Start Date – The date the initial premium is applied to the General Account and to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at our Administrative Office.
Issue Age – The Insured’s Age as of the date the Policy is issued.
Issue Date – The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account – The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value – The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date – The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary – The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium – The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy and, for Policies with Group A or Group B charge structure, any charge for premium taxes.
Owner (or you) – The Owner of a Policy, as designated in the application or as subsequently changed.
Policy – Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the employee or on the employee’s spouse.
Policy Anniversary – The same date each year as the Issue Date.
Policy Month – A month beginning on the Monthly Anniversary.
Policy Year – A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) – The Securities and Exchange Commission.
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Separate Account – Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.
Spouse – An employee’s legal spouse. The term does not include a spouse who is legally separated from the employee.
Valuation Date – Each day that the New York Stock Exchange is open for regular trading.
Valuation Period – The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
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APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000234. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.	All-Cap Opportunities Portfolio* (formerly known as New America Growth Portfolio) - X T. Rowe Price Associates, Inc.	0.80%	44.37%	21.83%	17.28%
Seeks capital appreciation.	Brighthouse/Aberdeen Emerging Markets Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	0.94%	27.68%	13.84%	3.66%
Seeks long-term capital appreciation.	Contrafund ® Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	30.57%	16.19%	13.52%
Seeks long-term growth of capital.	DWS CROCI® International VIP* - Class A DWS Investment Management Americas Inc.	0.88%	2.61%	5.62%	2.85%
Seeks maximum current income to the extent consistent with stability of principal.	DWS Government Money Market VIP - Class A DWS Investment Management Americas Inc.	0.42%	0.24%	0.78%	0.39%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.53%	6.69%	10.69%	10.17%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.45%	12.49%	8.37%	7.03%
A-1

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.53%	15.06%	10.00%	8.16%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	16.89%	11.58%	9.51%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	19.28%	12.77%	10.38%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	19.28%	12.76%	10.44%
Seeks to achieve capital appreciation.	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.62%	43.89%	21.32%	17.25%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	18.24%	15.09%	13.78%
Seeks a high level of income consistent with moderate fluctuations in principal value.	Limited-Term Bond Portfolio* - X T. Rowe Price Associates, Inc.	0.50%	4.71%	2.52%	1.77%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.33%	19.62%	13.22%	11.21%
Seeks capital appreciation.	MFS ® Global Equity Series* - Initial Class Massachusetts Financial Services Company	0.92%	13.29%	12.20%	10.63%
Seeks capital appreciation.	MFS ® Growth Series - Initial Class Massachusetts Financial Services Company	0.73%	31.86%	20.28%	16.80%
Seeks long-term growth of capital.	Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC	0.62%	18.19%	11.07%	9.50%
A-2

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.	Moderate Allocation Portfolio* - X T. Rowe Price Associates, Inc.	0.86%	14.54%	10.24%	8.77%
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.65%	39.09%	22.35%	17.24%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.72%	5.50%	7.64%	5.99%
Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam VT Income Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.57%	6.00%	5.28%	4.98%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund (formerly known as Putnam VT Equity Income Fund) - Class IA Putnam Investment Management, LLC Subadviser: A	0.57%	6.06%	11.53%	11.87%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.66%	29.04%	19.51%	15.49%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-3

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at https://dfinview.com/metlife/tahd/MET000234. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-756-0124, send an email request to GVULeservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000018811

April 30,2021
Updating Summary Prospectus For Investors In Group And Individual Flexible Premium Variable Life Insurance Policies (MFS)
Issued by Paragon Separate Account B Of Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the Group Policies and the Certificates issued under the Group Policies (“Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000230. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000230 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at (800) 756-0124.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call (800) 756-0124 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policies.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			“Charges and Deductions — Transaction Charges”
Transaction Charges	You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer cash value between investment options, or exercise your Accelerated Death Benefit Option.			“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)	In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates			“Charges and Deductions – Monthly Deduction” “Charges and Deductions – Mortality and Expense Risks Charge”
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
	ANNUAL FEE	MIN.	MAX.
	Investment options (Portfolios fees and charges)	0.46%	1.16%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			“Principal Risks”
Not a Short- Term Investment	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals.			“Principal Risks”
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any general account investment option) has its own unique risks. You should review the investment options before making an investment decision.			“Principal Risks”
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	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	Investments in the Policy are subject to the risks related to Metropolitan Life including any obligations (including under any general account investment options), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling call 1-800-756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	“Principal Risks”
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid.	“Principal Risks — Policy Lapse”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the cash value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the General Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer cash value between and among the investment divisions and the General Account. Metropolitan Life also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	“Features of the Policy - Transfers”
Optional Benefits	Rider availability is subject to your employer making the rider available. Depending upon your Employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (spouse coverage or child coverage), the Policy owner must be in active status as an employee of the Employer in order to add these riders.	“Features of the Policy -Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.	“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy. This conflict of interest may influence your investment professional when advising you on your Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	“Distribution of the Group Policy and the Policies”
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	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	“Distribution of the Group Policy and the Policies”
5

GLOSSARY
Administrative Office – The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, to our facsimile number (866-347-4483). You may also contact us for information at 1-800-756-0124.
Attained Age – The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies – The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary – The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value – The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the General Account (if applicable), and in the Loan Account.
Cash Surrender Value – The Cash Value of a Policy on the date of surrender, less any Indebtedness.
Certificate – A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder – The employer, association, sponsoring organization or trust that is issued a Group Contract.
Division – A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date – The actual date coverage shall take effect which will be on or after the Issue Date.
Employee – A person who is employed and paid for services by an employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an employee with a sponsoring employer. An Employee may include a partner in a partnership if the employer is a partnership.
Face Amount – The minimum death benefit under the Policy so long as the Policy remains in force.
General Account – The Policy option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum annual effective rate in effect on the issue date of your Group Policy, which in no event will be lower than 4%. We may credit higher rates of interest, but are not obligated to do so. This may not be available on all Certificates as an option. The General Account is part of the Company’s general account.
Group Contract – A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness – The sum of all unpaid Policy Loans and accrued interest charged on loans.
6

Individual Insurance – Insurance provided under a Group Contract or under an Individual Policy issued in connection with an employer-sponsored insurance program on an Employee or an Employee’s spouse.
Insured – The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s spouse.
Investment Start Date – The date the initial premium is applied to the General Account and to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at the Company’s Administrative Office.
Issue Age – The Insured’s Age as of the date the Policy is issued.
Issue Date – The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account – The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value – The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date – The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary – The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium – The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy and any charge for premium taxes.
Owner (or you) – The Owner of a Policy, as designated in the application or as subsequently changed.
Policy – Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the employee or on the employee’s spouse.
Policy Anniversary – The same date each year as the Issue Date.
Policy Month – A month beginning on the Monthly Anniversary.
Policy Year – A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) – The Securities and Exchange Commission.
Separate Account – Paragon Separate Account A, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.
Spouse – An employee’s legal spouse. The term does not include a spouse who is legally separated from the employee.
Valuation Date – Each day that the New York Stock Exchange is open for regular trading.
7

Valuation Period – The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
8

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000230. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation.	MFS ® Core Equity Portfolio - Initial Class Massachusetts Financial Services Company	0.87%	18.71%	16.15%	13.82%
Seeks capital appreciation.	MFS ® Global Equity Series* - Initial Class Massachusetts Financial Services Company	0.92%	13.29%	12.20%	10.63%
Seeks capital appreciation.	MFS ® Growth Series - Initial Class Massachusetts Financial Services Company	0.73%	31.86%	20.28%	16.80%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS ® High Yield Portfolio* - Initial Class Massachusetts Financial Services Company	0.72%	5.09%	7.26%	5.94%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS ® Income Portfolio* (formerly known as MFS® Strategic Income Portfolio) - Initial Class Massachusetts Financial Services Company	0.75%	9.35%	6.58%	5.04%
Seeks capital appreciation.	MFS ® Investors Trust Series* - Initial Class Massachusetts Financial Services Company	0.79%	13.87%	13.66%	12.50%
Seeks capital appreciation.	MFS ® Massachusetts Investors Growth Stock Portfolio - Initial Class Massachusetts Financial Services Company	0.79%	22.53%	18.68%	14.99%
Seeks capital appreciation.	MFS ® Mid Cap Growth Series - Initial Class Massachusetts Financial Services Company	0.81%	36.48%	20.61%	15.93%
Seeks capital appreciation.	MFS ® New Discovery Series* - Initial Class Massachusetts Financial Services Company	0.87%	45.89%	22.98%	14.70%
Seeks capital appreciation.	MFS ® Research Series* - Initial Class Massachusetts Financial Services Company	0.79%	16.59%	14.74%	13.06%
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS ® Total Return Bond Series - Initial Class Massachusetts Financial Services Company	0.54%	8.47%	5.18%	4.42%
Seeks total return.	MFS ® Total Return Series* - Initial Class Massachusetts Financial Services Company	0.61%	9.81%	8.86%	8.34%
A-1

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income consistent with preservation of capital and liquidity.	MFS ® U.S. Government Money Market Portfolio* - Initial Class Massachusetts Financial Services Company	0.45%	0.22%	0.68%	0.34%
Seeks total return.	MFS ® Utilities Series - Initial Class Massachusetts Financial Services Company	0.79%	5.90%	11.37%	9.20%
Seeks capital appreciation.	MFS ® Value Series* - Initial Class Massachusetts Financial Services Company	0.71%	3.48%	10.14%	10.85%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-2

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at https://dfinview.com/metlife/tahd/MET000230. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-756-0124, send an email request to GVULeservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000018815

April 30,2021
Updating Summary Prospectus For Investors In Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager III)
Issued by Paragon Separate Account C Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the Group Policies and the Certificates issued under the Group Policies (“Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000232. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000232 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at (800) 756-0124.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call (800) 756-0124 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policies.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges and Deductions- Transaction Charges
Transaction Charges	You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer cash value between investment options or exercise your Accelerated Death Benefit Option.			Charges and Deductions — Transaction Charges
Ongoing Fees and Expenses (annual charges)	In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
	You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:			Charges and Deductions–Monthly Deduction Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options Portfolio fees and charges)	0.10%	1.04%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			Principal Risks
Not a Short-Term Investment	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals.			Principal Risks
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any general account investment option) has its own unique risks. You should review the investment options before making an investment decision.			Principal Risks
3

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	Investments in the Policy are subject to the risks related to Metropolitan Life including any obligations (including under any general account investment options), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling call 1-800-756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	Principal Risks
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. . A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	Principal Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the cash value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the General Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer cash value between and among the investment divisions and the General Account. Restrictions may apply to frequent transfers.
	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	Features of the Policy - Transfers
Optional Benefits	Rider availability is subject to your employer making the rider available. Depending upon your Employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (spouse coverage or child coverage), the Policy owner must be in active status as an employee of the Employer in order to add these riders.	Features of the Policy -Additional Benefits and Riders
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.	Federal Tax Matters
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	Distribution of the Group Policy and the Policies
4

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy . You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	Distribution of the Group Policy and the Policies
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, to our facsimile number (866-347-4483). You may also contact us for information at 1-800-756-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contracts specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary  — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the General Account (if applicable), and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness.
Certificate  — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder  — The employer, association, sponsoring organization or trust that is issued a Group Contract.
Division  — A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee  — A person who is employed and paid for services by an employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an employee with a sponsoring employer. An Employee may include a partner in a partnership if the employer is a partnership.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund  — An underlying mutual fund in which the Separate Account assets are invested.
General Account — The Policy option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum rate in effect on the issue date of your Group Policy, which in no event will be lower than 4%. We may credit higher rates of interest, but are not obligated to do so. This may not be available on all Policies as an option. The General Account is part of the Company’s general account.
Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
6

Indebtedness  — The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance–Insurance provided under a Group Contract or under an Individual Policy issued in connection with an employer-sponsored insurance program on an Employee or an Employee’s spouse.
Insured  — The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s spouse.
Investment Start Date — The date the initial premium is applied to the General Account and/or to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at our Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy and, for Policies with Group A or Group B charge structure, any charge for premium taxes.
Owner (or you)  — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy  — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the employee or on the employee’s spouse.
Policy Anniversary — The same date each year as the Issue Date.
Policy Month — A month beginning on the Monthly Anniversary.
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio  — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.
7

Spouse — An employee’s legal spouse. The term does not include a spouse who is legally separated from the employee.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
8

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000232. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation.	Contrafund ® Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	30.57%	16.19%	13.52%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.53%	6.69%	10.69%	10.17%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.45%	12.49%	8.37%	7.03%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.53%	15.06%	10.00%	8.16%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	16.89%	11.58%	9.51%
A-1

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	19.28%	12.77%	10.38%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	19.28%	12.76%	10.44%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC	0.24%	0.32%	0.97%	0.52%
Seeks to achieve capital appreciation.	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.62%	43.89%	21.32%	17.25%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	2.72%	6.99%	5.58%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	18.24%	15.09%	13.78%
Seeks as high a level of current income as is consistent with the preservation of capital.	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC	0.39%	9.39%	5.43%	4.34%
Seeks a high level of income consistent with moderate fluctuations in principal value.	Limited-Term Bond Portfolio* - X T. Rowe Price Associates, Inc.	0.50%	4.71%	2.52%	1.77%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.33%	19.62%	13.22%	11.21%
Seeks long-term growth of capital.	Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC	0.62%	18.19%	11.07%	9.50%
A-2

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.	Mid-Cap Growth Portfolio*(1) - X T. Rowe Price Associates, Inc.	0.84%	23.80%	16.12%	14.61%
Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.	Moderate Allocation Portfolio* - X T. Rowe Price Associates, Inc.	0.86%	14.54%	10.24%	8.77%
Seeks long-term growth of capital.	Overseas Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (UK) Limited	0.79%	15.61%	9.25%	6.82%
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Real Estate Portfolio - Initial Class Fidelity Management & Research Company LLC	0.66%	-6.55%	3.51%	7.67%
Seeks capital appreciation.	Value Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	6.33%	9.41%	10.47%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
(1)	T. Rowe Price Mid-Cap Growth closed to new investment including dollar cost averaging and rebalancing.
A-3

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000232. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-756-0124, send an email request to GVULeservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000018816

April 30, 2021
Updating Summary Prospectus For Investors In Group And Individual Flexible Premium Variable Life Insurance Policies (Putnam)
Issued by Paragon Separate Account B Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the Group Policies and the Certificates issued under the Group Policies (“Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000236. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000236 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at (800) 756-0124.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call (800) 756-0124 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policies.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	None			“Charges and Deductions- Transaction Charges”
Transaction Charges	You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer cash value between investment options, or exercise your Accelerated Death Benefit Option.			“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)	In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.

	You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:			“Charges and Deductions–Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Charges and Expenses”
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and charges)	0.45%	1.43%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			“Principal Risks”
Not a Short-Term Investment	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals.			“Principal Risks”
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option has its own unique risks. You should review the investment options before making an investment decision.			“Principal Risks”
3

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	Investments in the Policy are subject to the risks related to Metropolitan Life including any, guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling call 1-800-756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	“Principal Risks”
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the cash value of a Policy when amounts are transferred among the Divisions of the Separate, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer cash value between and among the investment. Restrictions may apply to frequent transfers.

	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	“Features of the Policy - Transfers”
Optional Benefits	Rider availability is subject to your employer making the rider available. Depending upon your Employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment.	“Features of the Policy -Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences	“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy, This conflict of interest may influence your investment professional when advising you on your Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	“Distribution of the Group Policy and the Policies”
4

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	“Distribution of the Group Policy and the Policies“
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, to our facsimile number (866-347-4483). You may also contact us for information at 1-800-756-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary  — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness.
Certificate  — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder  — The employer, association, sponsoring organization or trust that is issued a Group Contract.
Division  — A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee  — A person who is employed and paid for services by an employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an employer at least 30 hours per week. The Company may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an employee with a sponsoring employer. An Employee may include a partner in a partnership if the employer is a partnership.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund  — An underlying mutual fund in which the Separate Account assets are invested.
Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness  — The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance — Insurance provided under a Group Contract or under an Individual Policy issued in connection with an employer-sponsored insurance program on an Employee.
Insured  — The person whose life is insured under a Policy.
6

Investment Start Date — The date the initial premium is applied to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at our Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy, and any charge for premium taxes.
Owner (or You) — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy  — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the employee.
Policy Anniversary — The same date each year as the Issue Date.
Policy Month — A month beginning on the Monthly Anniversary.
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio  — A portfolio represents a class (or series) of stock of a Fund in which the a Divison’s assets are invested.
SEC (or the Commission) — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
7

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000236. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam VT Diversified Income Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.80%	-0.76%	4.54%	3.71%
Seeks long-term capital appreciation.	Putnam VT Emerging Markets Equity Fund* - Class IA Putnam Investment Management, LLC Subadviser: B	1.10%	28.25%	10.66%	6.84%
Seeks capital appreciation.	Putnam VT Focused International Equity Fund* (formerly known as Putnam VT Global Equity Fund) - Class IA Putnam Investment Management, LLC Subadviser: B	0.80%	10.32%	9.91%	6.77%
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund - Class IA Putnam Investment Management, LLC Subadviser: B	0.87%	12.58%	8.75%	8.66%
Seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.	Putnam VT Government Money Market Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.45%	0.24%	0.79%	0.40%
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.65%	39.09%	22.35%	17.24%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.72%	5.50%	7.64%	5.99%
A-1

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam VT Income Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.57%	6.00%	5.28%	4.98%
Seeks capital appreciation.	Putnam VT International Equity Fund - Class IA Putnam Investment Management, LLC Subadviser: C	0.86%	12.35%	7.25%	5.70%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA Putnam Investment Management, LLC Subadviser: B	0.94%	4.23%	5.61%	4.23%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund (formerly known as Putnam VT Equity Income Fund) - Class IA Putnam Investment Management, LLC Subadviser: A	0.57%	6.06%	11.53%	11.87%
Seeks capital appreciation.	Putnam VT Multi-Cap Core Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.67%	17.64%	14.74%	13.49%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA Putnam Investment Management, LLC Subadviser: A	0.66%	29.04%	19.51%	15.49%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-2

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000236. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-756-0124, send an email request to GVULeservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141.
EDGAR ID: C000034611

April 30,2021
Updating Summary Prospectus For Investors In Group and Individual Flexible Premium Variable Life Insurance Policies (DWS C)
Issued by Paragon Separate Account B Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the Group Policies and the Certificates issued under the Group Policies (“Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000243. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolio are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolioshareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000243 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at (800) 756-0124.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call (800) 756-0124 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolio available under your Policies.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None
Transaction Charges	You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your Accelerated Death Benefit Option.			Charges and Deductions — Transaction Charges
Ongoing Fees and Expenses (annual charges)	In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
	You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:			Charges and Deductions–Monthly Deduction Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and charges)	0.42%	1.10%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			Principal Risks
Not a Short-Term Investment	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals.			Principal Risks
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option has its own unique risks. You should review the investment options before making an investment decision.			Principal Risks
3

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	Investments in the Policy are subject to the risks related to Metropolitan Life including any, guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling call 1-800-756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	Principal Risks
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	Principal Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the Separate, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer Cash Value between and among the investment. Restrictions may apply to frequent transfers.
	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	Features of the Policy - Transfers
Optional Benefits	Rider availability is subject to your employer making the rider available. Depending upon your Employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (spouse coverage or child coverage), the Policy owner must be in active status as an employee of the Employer in order to add these riders.	Features of the Policy -Additional Benefits and Riders
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.	Federal Tax Matters
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	Distribution of the Group Policy and the Policies
4

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	Distribution of the Group Policy and the Policies
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, to our facsimile number (866-347-4483). You may also contact us for information at 1-800-756-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary  — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness.
Certificate  — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder  — The employer, association, sponsoring organization or trust that is issued a Group Contract.
Division  — A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee  — A person who is employed and paid for services by an employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an employer at least 30 hours per week. The Company may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an employee with a sponsoring employer. An Employee may include a partner in a partnership if the employer is a partnership.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund  — An underlying mutual fund in which the Separate Account assets are invested.
Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness  — The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance — Insurance provided under a Group Contract or under an Individual Policy issued in connection with an employer-sponsored insurance program on an Employee or an Employee’s spouse.
6

Insured — The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s spouse.
Investment Start Date — The date the initial premium is applied to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at our Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy, and any charge for premium taxes.
Owner (or you)  — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy  — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the employee or on the employee’s spouse.
Policy Anniversary — The same date each year as the Issue Date.
Policy Month — A month beginning on the Monthly Anniversary.
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio  — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission)  — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.
Spouse  — An employee’s legal spouse. The term does not include a spouse who is legally separated from the employee.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
7

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Funds is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000243. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks to maximize total return consistent with preservation of capital and prudent investment management.	DWS Bond VIP* - Class A DWS Investment Management Americas Inc.	0.63%	9.07%	5.66%	4.45%
Seeks to provide long-term growth of capital.	DWS Capital Growth VIP - Class A DWS Investment Management Americas Inc.	0.49%	39.04%	19.83%	16.29%
Seeks long-term growth of capital, current income and growth of income.	DWS Core Equity VIP - Class A DWS Investment Management Americas Inc.	0.62%	16.13%	13.80%	13.56%
Seeks long-term growth of capital.	DWS CROCI® International VIP* - Class A DWS Investment Management Americas Inc.	0.88%	2.61%	5.62%	2.85%
Seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP - Class A DWS Investment Management Americas Inc.	0.64%	8.28%	8.38%	7.11%
Seeks above-average capital appreciation over the long term.	DWS Global Small Cap VIP* - Class A DWS Investment Management Americas Inc.	0.82%	17.36%	6.65%	6.58%
Seeks maximum current income to the extent consistent with stability of principal.	DWS Government Money Market VIP - Class A DWS Investment Management Americas Inc.	0.42%	0.24%	0.78%	0.39%
Seeks long-term capital appreciation.	DWS Small Mid Cap Growth VIP* - Class A DWS Investment Management Americas Inc.	0.81%	30.18%	12.90%	11.67%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-1

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus, which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000243. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-756-0124, send an email request to GVULeservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000034608

April 30, 2021
Updating Summary Prospectus For Investors In Group and Individual Flexible Premium Variable Life Insurance Policies (Morgan Stanley)
Issued by Paragon Separate Account B
Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about flexible premium variable life insurance policies (the “Policies”) offered by Metropolitan Life Insurance Company (the “Company,” “Metropolitan Life,” “MetLife,” “we,” “our,” or “us”) which are designed for use in employer-sponsored insurance programs.
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the Current Prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000231. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000231 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at (800) 756-0124.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call (800) 756-0124 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policies.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Supplement dated May 1, 2020 to the Prospectus dated April 28, 2008. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			“Charges and Deductions- Transaction Charges”
Transaction Charges	You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You make a partial withdrawal, you also may be charged for other transactions, such as when you make a premium payment, transfer cash value between investment options or exercise your Accelerated Death Benefit Option.			“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)	In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
	You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:			“Charges and Deductions–Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Charges and Expenses”
	ANNUAL FEE	MIN.	MAX
	Investment options (Portfolio fees and charges)	0.39%	1.60%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			“Principal Risks”
Not a Short-Term Investment	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals.			“Principal Risks”
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option has its own unique risks. You should review the investment options before making an investment decision.			“Principal Risks”
3

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks	Investments in the Policy are subject to the risks related to Metropolitan Life including any, guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling call 1-800-756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	“Principal Risks”
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the cash value of a Policy when amounts are transferred among the Divisions of the Separate, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer cash value between and among the investment. Restrictions may apply to frequent transfers.
	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	“Features of the Policy - Transfers”
Optional Benefits	Rider availability is subject to your employer making the rider available.	“Features of the Policy -Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences	“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Policy, This conflict of interest may influence your investment professional when advising you on your Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	“Distribution of the Group Policy and the Policies”
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	“Distribution of the Group Policy and the Policies“
4

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, to our facsimile number
(866-347-4483,You may also contact us for information at 1-800-685-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness.
Certificate — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder — The employer, association, sponsoring organization or trust that is issued a Group Contract.
Division — A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee — A person who is employed and paid for services by an employer on a regular basis. To qualify as an employee, a person ordinarily must work for an employer at least 30 hours per week. The Company may waive or modify this requirement at its discretion. An employee may also include an independent contractor acting in many respects as an employee with a sponsoring employer. An employee may include a partner in a partnership if the employer is a partnership.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund  — An underlying mutual fund in which the Separate Account assets are invested.
Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness  — The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance — Insurance provided under a Group Contract or under an Individual Policy issued in connection with an employer-sponsored insurance program on an employee..
5

Insured  — The person whose life is insured under a Policy.
Investment Start Date — The date the initial premium is applied to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at the Company’s Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s General Account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If anyMonthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy, and any charge for premium taxes.
OBRA — Omnibus Budget Reconciliation Act of 1990.
Owner (or You) — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy  — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the employee.
Policy Anniversary — The same date each year as the Issue Date.
Policy Month — A month beginning on the Monthly Anniversary.
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio  — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
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APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000231. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks a high level of current income consistent with preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	0.43%	1.12%	0.56%
Seeks both capital appreciation and current income.	Global Infrastructure Portfolio* - Class I Morgan Stanley Investment Management Inc.	0.87%	-1.15%	8.76%	9.44%
Seeks total return.	Global Strategist Portfolio* - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	0.91%	10.92%	8.41%	6.17%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Growth Portfolio* - Class I Morgan Stanley Investment Management Inc.	0.57%	117.31%	34.10%	23.90%
Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I Invesco Advisers, Inc.	0.71%	0.14%	7.62%	9.99%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund* - Series I Invesco Advisers, Inc.	0.57%	9.95%	8.89%	8.54%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund - Series I Invesco Advisers, Inc.	1.00%	13.33%	9.52%	6.86%
A-1

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund* - Series I Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.94%	3.32%	6.03%	5.27%
Seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.	The Income Plus Portfolio - Class X Morgan Stanley Investment Management Inc.	0.91%	10.63%	7.06%	6.03%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-2

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus, which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000231. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-800-756-0124, send an email request to GVULeservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141.
EDGAR ID: C000034610

April 30, 2021
Updating Summary Prospectus For Investors In Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL C)
Issued by Paragon Separate Account B Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of the Group Policies and the Certificates issued under the Group Policies (“Certificates”) of Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The prospectus for the Certificates contains more information about the Certificates, including features, benefits, and risks. You can find the current prospectus and other information about the Certificates online at dfinview.com/metlife/tahd/MET000249. You can also obtain this information at no cost by calling 1-800-756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Certificates and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Certificate or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000249 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at (800) 756-0124.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call (800) 756-0124 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Certificates.

UPDATED INFORMATION ABOUT YOUR CERTIFICATE
The information in this Updating Summary Prospectus is a summary of certain Certificate features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Certificate.
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Certificate” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	None
Transaction Charges	You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment or transfer cash value or make a partial withdrawal. between investment options or exercise your Accelerated Death Benefit Option.			“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)	In addition to charges described above, an investment in the Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Certificate, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person) as well as the Group mortality characteristics. Please refer to the specifications page of your Certificate for applicable rates.
	You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:			“Charges and Deductions — Monthly Deduction” “Charges and Deductions — Mortality and Expense Risk Charge” “Charges and Deductions — Portfolio Charges and Expenses”
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and charges)	0.28%	0.77%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Certificate.			“Principal Risks”
Not a Short-Term Investment	The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals.			“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including any fixed account investment option) has its own unique risks. You should review the investment options before making an investment decision.	“Principal Risks”
Insurance Company Risks	Investments in the Certificate are subject to the risks related to Metropolitan Life, including any obligations (including under any fixed account investment options), guarantees, and benefits of the Certificate are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-800-756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings/.	“Principal Risks”
Contract Lapse	Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the cash value of a Certificate when amounts are transferred among the investment divisions of the Separate Account and between the investment divisions and the Fixed Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Certificate year. Certificate owners may transfer cash value between and among the investment divisions and the Fixed Account. Restrictions may apply to frequent transfers. Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Certificate.	“Certificate Benefits — Transfers”
Optional Benefits	Rider availability is subject to your employer making the rider available. Depending upon your Employer’s requirements, certain Certificate riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (spouse coverage or child coverage), the Certificate owner must be in active status as an employee of the Employer in order to add these riders.	“Features of the Certificate — Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Certificate.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences.	“Federal Tax Matters”

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of a Certificate, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.	“Distribution of the Group Policy and the Certificates”
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Certificate. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Certificate.	“Distribution of the Group Policy and the Certificates”

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, to our facsimile number (866-347-4483). You may also contact us for information at 1-800-756-0124.
Attained Age —  The Issue Age of the Insured plus the number of completed Certificate Years.
Associated Companies —  The companies listed in a Group Policy’s specifications pages that are under common control through stockownership, contract or otherwise, with the Employer.
Beneficiary  — The person(s) named in a Certificate or by later designation to receive Certificate proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Certificate and this Prospectus. Unless otherwise stated in the Certificate, the Beneficiary has no rights in a Certificate before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Certificate provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the Fixed Account, and in the Loan Account.
Cash Surrender Value — The Cash Value of a Certificate on the date of surrender, less any Indebtedness.
Certificate  — A document issued to Owners of Certificates issued under Group Policies, setting forth or summarizing the Owner’s rights and benefits.
Certificate Anniversary —  The same date each year as the Plan Anniversary Date.
Certificate Month — A month beginning on the Monthly Anniversary.
Certificate Year — A period beginning on a Certificate Anniversary and ending on the day immediately preceding the next Certificate Anniversary.
Division  — A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date of the Certificate — The date on which insurance coverage shall take effect for an Insured.
Employee  — A person who is employed and paid for services by an Employer on a regular basis and who is an eligible employee under the Employer’s Plan. To qualify as an employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An employee may include a partner in a partnership if the Employer is a partnership. An employee may also refer to members of sponsoring organizations.
Employer — The Employer, association, or sponsoring organization that is issued a Group Policy or participates in the Group Policy issued to the trust.
Face Amount — The minimum death benefit under the Certificate so long as the Certificate remains in force.
Fixed Account — The Certificate option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We may credit higher rates of interest, but are not obligated to do so. This may not be available on all Certificates as an option. The Fixed Account is part of the Company’s general account. Aspects of the Fixed Account are briefly summarized in order to give a better understanding of how the Policy functions.
Fund – An underlying mutual fund in which the Separate Account assets are invested.
General Account — The assets of Metropolitan Life other than those allocated to the Separate Account or any other separate account.
Group Policy — A group variable universal life insurance policy issued by the Company to the Employer or to the MetLife Group Insurance Trust or similar trust.
Indebtedness  — The sum of all unpaid Certificate Loans and accrued interest charged on loans.
Insurance  — Insurance provided under a Group Policy on an Employee or an Employee’s spouse.
Insured  —  The person whose life is insured under a Certificate.
Investment Start Date — The date the initial premium is applied to the Fixed Account and to the Divisions of the Separate Account. This date is the later of the Effective Date of the Certificate or the date the initial premium is received at our Company’s Administrative Office.
Issue Age — The Insured’s Age as of the date the Certificate is issued.
Loan Account — The account of the Company to which amounts securing Certificate Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Certificate after the first Certificate Anniversary.
Maturity Date — The Certificate Anniversary on which the Insured reaches a certain Attained Age, generally 95. In some Plans, the Attained Age may be later than 95. Please refer to the specifications page of your Certificate for the Attained Age that applies to your Certificate. (Also the final date of the Certificate.)
Monthly Anniversary — The same date in each succeeding month as the Effective Date of the Certificate except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium charges.
Owner (or you) — The Owner of a Certificate, as designated in the application or as subsequently changed.
Plan  — The Group Variable Universal Life Insurance Plan for Employees of the Employer provided under a Group Group Policy issued directly to the Employer or through participation of the Employer in the Group Policy issued to the MetLife Group Insurance Trust or similar trust.
Plan Anniversary Date — The effective date of the Plan set forth on the specifications page of your Certificate.
Portfolio  — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) — The Securities and Exchange Commission.

Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Certificate.
Spouse  — An employee’s legal spouse.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CERTIFICATE
The following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000249. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation.	American Funds New World Fund®* - Class 1 Capital Research and Management CompanySM	0.59%	23.89%	13.62%	6.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund* (formerly known as American Funds U.S. Government/AAA-Rated Securities Fund) - Class 1 Capital Research and Management CompanySM	0.23%	10.09%	3.93%	3.37%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	40.66%	20.74%	15.29%
Seeks a high level of current income consistent with preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	0.43%	1.12%	0.56%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.55%	22.27%	14.95%	13.87%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.53%	15.06%	10.00%	8.16%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	16.89%	11.58%	9.51%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	19.28%	12.77%	10.38%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	19.28%	12.76%	10.44%
Seeks capital appreciation.	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	27.92%	15.13%	11.83%
Seeks a high level of income consistent with moderate fluctuations in principal value.	Limited-Term Bond Portfolio* - X T. Rowe Price Associates, Inc.	0.50%	4.71%	2.52%	1.77%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	32.54%	13.33%	14.42%
Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	7.21%	4.21%	3.58%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.32%	13.39%	12.08%	11.25%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.39%	7.85%	7.46%	5.33%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.33%	19.62%	13.22%	11.21%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	18.10%	14.93%	13.60%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.61%	9.76%	8.90%	8.49%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation.	MFS ® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	3.96%	10.43%	11.24%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.55%	6.92%	6.71%	5.55%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
The fee and expense information regarding the Portfolios was provided by those Portfolios.

To learn more about the Certificate, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Certificates and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000249. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Certificate, please call 1-800-756-0124, send an email request to GVULeservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141.
EDGAR ID: C000034609